UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Origin Asset Management LLP
Address:    One Carey Lane
            London EC2V 8AE
            United Kingdon

13 File Number: 028-13785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Lindsay James Johnston
Title:      Partner and Chief Compliance Officer
Phone:      0044 (0) 20 7812 8505

Signature, Place and Date of Signing            /s/ L. J. Johnston            London, United Kingdom         2/11/2011
                                                -------------------------     --------------------------     -------------
                                                [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    76 Data Records

Form 13F Information Table Value Total:    $1,384,472
                                           (thousands)

List of Other Included Managers:  N/A

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
   COLUMN 1                 COLUMN 2         COLUMN 3    COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
                            TITLE OF                      VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER               CLASS            CUSIP      (X$1000)     PRN AMT   PRN  CALL  DISCRETION  MANAGER  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                   COM             002824100   15,097       315,111  SH           SOLE               SOLE
AFLAC INC                     COM             001055102    7,731       137,000  SH           SOLE               SOLE
ALLERGAN INC                  COM             018490102   24,312       354,044  SH           SOLE               SOLE
ALTERA CORP                   COM             021441100   31,990       899,087  SH           SOLE               SOLE
AMERICAN EXPRESS CO           COM             025816109   21,490       500,702  SH           SOLE               SOLE
AMERIGROUP CORP               COM             03073T102   25,671       584,500  SH           SOLE               SOLE
AMERIPRISE FINL INC           COM             03076C106   29,077       505,250  SH           SOLE               SOLE
APPLE INC                     COM             037833100   41,754       129,447  SH           SOLE               SOLE
ARROW ELECTRS INC             COM             042735100   20,499       598,500  SH           SOLE               SOLE
ASSURANT INC                  COM             04621X108    7,627       198,000  SH           SOLE               SOLE
AUTOZONE INC                  COM             053332102   18,926        69,430  SH           SOLE               SOLE
AVNET INC                     COM             053807103   28,734       869,939  SH           SOLE               SOLE
BIOGEN IDEC INC               COM             09062X103   32,791       489,056  SH           SOLE               SOLE
CAPITAL ONE FINL CORP         COM             14040H105    5,405       127,000  SH           SOLE               SOLE
CEPHALON INC                  COM             156708109   17,612       285,354  SH           SOLE               SOLE
CHECK POINT SOFTWARE TECH LT  ORD             M22465104   30,598       661,443  SH           SOLE               SOLE
CHEVRON CORP NEW              COM             166764100    7,300        80,000  SH           SOLE               SOLE
CHUBB CORP                    COM             171232101   10,139       170,000  SH           SOLE               SOLE
VALE SA                       ADR REPSTG PFD  91912E204      265         8,772  SH           SOLE               SOLE
CITIGROUP INC                 COM             172967101    6,244     1,320,000  SH           SOLE               SOLE
COMPLETE PRODUCTION SERVICES  COM             20453E109   28,407       961,320  SH           SOLE               SOLE
CUBIST PHARMACEUTICALS INC    COM             229678107    6,851       320,119  SH           SOLE               SOLE
DECKERS OUTDOOR CORP          COM             243537107   24,621       308,764  SH           SOLE               SOLE
DEERE & CO                    COM             244199105   15,685       188,862  SH           SOLE               SOLE
DELUXE CORP                   COM             248019101    8,980       390,103  SH           SOLE               SOLE
DISCOVER FINL SVCS            COM             254709108    7,634       412,000  SH           SOLE               SOLE
LILLY ELI & CO                COM             532457108    4,148       118,384  SH           SOLE               SOLE
EMC CORP MASS                 COM             268648102   28,905     1,262,245  SH           SOLE               SOLE
ENDO PHARMACEUTICAL HLDGS I   COM             29264F205   27,310       764,784  SH           SOLE               SOLE
ENERGEN CORP                  COM             29265N108    3,863        80,045  SH           SOLE               SOLE
F5 NETWORKS INC               COM             315616102   20,272       155,750  SH           SOLE               SOLE
FOSSIL INC                    COM             349882100   22,518       319,497  SH           SOLE               SOLE
FREEPORT-MCMORAN COPPER & GO  COM             35671D857   37,921       315,775  SH           SOLE               SOLE
GENERAL DYNAMICS CORP         COM             369550108    5,833        82,205  SH           SOLE               SOLE
GT SOLAR INTL INC             COM             3623E0209   12,709     1,393,525  SH           SOLE               SOLE
HARRIS CORP DEL               COM             413875105   11,697       258,222  SH           SOLE               SOLE
HASBRO INC                    COM             418056107   25,567       541,910  SH           SOLE               SOLE
HEALTHSPRING INC              COM             42224N101   13,938       525,380  SH           SOLE               SOLE
HELMERICH & PAYNE INC         COM             423452101   22,208       458,092  SH           SOLE               SOLE
HERBALIFE LTD                 COM USD SHS     G4412G101   25,346       370,712  SH           SOLE               SOLE
HORMEL FOODS CORP             COM             440452100   17,524       341,865  SH           SOLE               SOLE
HOSPIRA INC                   COM             441060100   13,763       247,137  SH           SOLE               SOLE
HUBBELL INC                   CL B            443510201   15,427       256,560  SH           SOLE               SOLE
HUMANA INC                    COM             444859102   22,989       419,976  SH           SOLE               SOLE
INTERNATIONAL BUSINESS MACHS  COM             459200101    4,109        28,000  SH           SOLE               SOLE
INTERCONTINENTALEXCHANGE INC  COM             45865V100    2,621        22,000  SH           SOLE               SOLE
INTERDIGITAL INC              COM             45867G101   16,710       401,300  SH           SOLE               SOLE
KEYCORP NEW                   COM             493267108    5,434       614,000  SH           SOLE               SOLE
LAM RESEARCH CORP             COM             512807108   26,581       513,350  SH           SOLE               SOLE
LEXMARK INTL NEW              CL A            529771107   23,840       684,678  SH           SOLE               SOLE
LUBRIZOL CORP                 COM             549271104   36,742       343,769  SH           SOLE               SOLE
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105   13,526       729,160  SH           SOLE               SOLE

MATTEL INC                    COM             577081102   21,909       861,553  SH           SOLE               SOLE
MCKESSON CORP                 COM             58155Q103   23,043       327,413  SH           SOLE               SOLE
MEDICIS PHARMACEUTICAL CORP   CL A NEW        584690309   17,807       664,686  SH           SOLE               SOLE
MERCADOLIBRE INC              COM             58733R102      210         3,151  SH           SOLE               SOLE
NETFLIX INC                   COM             64110L106   15,691        89,305  SH           SOLE               SOLE
NEWMONT MINING CORP           COM             651639106   25,240       410,877  SH           SOLE               SOLE
OIL STS INTL INC              COM             678026105   28,464       444,130  SH           SOLE               SOLE
ORACLE CORP                   COM             68389X105    3,650       116,600  SH           SOLE               SOLE
PAR PHARMACEUTICAL COS INC    COM             69888P106   12,697       329,703  SH           SOLE               SOLE
PATTERSON UTI ENERGY INC      COM             703481101   27,889     1,294,150  SH           SOLE               SOLE
QUALCOMM INC                  COM             747525103   22,470       454,030  SH           SOLE               SOLE
QUEST SOFTWARE INC            COM             74834T103   20,913       753,900  SH           SOLE               SOLE
ROPER INDS INC NEW            COM             776696106   26,739       349,855  SH           SOLE               SOLE
ROSS STORES INC               COM             778296103    5,313        84,000  SH           SOLE               SOLE
ROVI CORP                     COM             779376102   22,149       357,189  SH           SOLE               SOLE
SANDISK CORP                  COM             80004C101   25,092       503,251  SH           SOLE               SOLE
SEMTECH CORP                  COM             816850101   19,313       853,050  SH           SOLE               SOLE
MADDEN STEVEN LTD             COM             556269108   12,151       291,243  SH           SOLE               SOLE
TIBCO SOFTWARE INC            COM             88632Q103   22,543     1,143,744  SH           SOLE               SOLE
TORCHMARK CORP                COM             891027104    5,197        87,000  SH           SOLE               SOLE
V F CORP                      COM             918204108   19,865       230,505  SH           SOLE               SOLE
WHITING PETE CORP NEW         COM             966387102   37,749       322,122  SH           SOLE               SOLE
WOLVERINE WORLD WIDE INC      COM             978097103   11,095       348,035  SH           SOLE               SOLE
WRIGHT EXPRESS CORP           COM             98233Q105   20,335       442,060  SH           SOLE               SOLE

None